Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Cash and cash equivalents [abstract]
Cash at banks and in hand	₨ 42,371	$ 613	₨ 34,696
Short-term deposits	29,920	432	7,496
Cash and cash equivalents	₨ 72,291	$ 1,045	₨ 42,192	[1]

[1]	Restated - Refer Note 2(b)